PREMISES LEASES (Narrative) (Details)	1 Months Ended	4 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)
Commercial laboratory [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease		1 year	1 year
Monthly base rent			$ 1,709
Lease cost		$ 7,003
Apartment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	1 year
Monthly base rent	$ 5,300
Lease cost		$ 6,700